Document and Entity Information	Jan. 27, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001750284
Document Type	8-K
Document Period End Date	Jan. 27, 2026
Entity Registrant Name	Olema Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39712
Entity Tax Identification Number	30-0409740
Entity Address, Address Line One	780 Brannan Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	651-3316
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	OLMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false